Additional Disclosures on Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Additional Disclosures on Financial Instruments
Summary of financial instruments, analyzed by classes and categories

			June 30, 2024
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	108,985	n/a
Non-current security deposits	AC	3,325	3,228
Non-current security deposits	FVTPL	1,210	1,210
Current security deposits	AC	8	n/a
Investment in equity instrument	FVTPL	4,641	4,641
Total financial assets		118,169
Financial liabilities, by class
Non-current trade and other payables	AC	6,112	6,461
Current trade and other payables	AC	54,366	n/a
Non-current other financial liabilities	AC	15	15
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	969	969
Level 2	FVTPL	541	541
Level 3	FVTPL	214,581	214,581
Day one loss	n/a	(20,308)	n/a
Total financial liabilities		256,280

			December 31, 2023
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	83,508	n/a
Fixed-term deposits	AC	111,498	n/a
Non-current security deposits	AC	3,350	3,276
Non-current security deposits	FVTPL	—	—
Current security deposits	AC	118	n/a
Investment in equity instrument	FVTPL	4,641	4,641
Total financial assets		203,115
Financial liabilities, by class
Non-current trade and other payables	AC	3,362	3,679
Current trade and other payables	AC	44,601	n/a
Non-current other financial liabilities	AC	17	17
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,832	1,832
Level 2	FVTPL	1,022	1,022
Level 3	FVTPL	202,159	202,159
Day one loss	n/a	—	n/a
Total financial liabilities		252,997

Schedule of significant unobservable inputs used in level 3 fair value measurements

Financial	Fair Value at	Unobservable	Range
Instruments	June 30, 2024	input*	of Inputs	Sensitivity analysis
In € thousand
Level 3 Warrants	(214,581)	Stock price volatility	97% - 107%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€5,648) / €6,397
Investment in equity instrument	4,641	Price of recent market transaction	n/a	An absolute increase/decrease of 10 percent of the transaction price would result in a fair value change of €464/(€464)

* There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Financial	Fair Value at	Unobservable	Range
Instruments	December 31, 2023	input*	of Inputs	Sensitivity analysis
In € thousand
Level 3 Warrants	(202,159)	Stock price volatility	87% - 97%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€2,095) / €2,293
Investment in equity instrument	4,641	Price of recent market transaction	n/a	An absolute increase/decrease of 10 percent of the transaction price would result in a fair value change of €464/(€464)

* There were no significant inter-relationships between unobservable inputs that materially affect fair values.

	Fair Value at
Financial	initial recognition	Unobservable
Instruments	date	input*	Range of inputs	Sensitivity analysis
In € thousand
Level 3 Warrants	(83,747)	Stock price volatility	96% - 106%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€4,430) / €5,154
2024 Public Offering over-allotment option	(4,617)	Stock price volatility	106%	An absolute increase/decrease of 10 percentage points would result in a fair value change of (€257) / €289

* There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Schedule of movement in level 3 fair values

		Security
		deposits	Warrants and
	Equity	measured	other derivative
In € thousand	instruments	at FVTPL	financial instruments
January 1, 2024	4,641	—	(202,159)
Initial recognition of 2024 PIPE Warrants[1]	—	—	(44,703)
Initial recognition of 2024 Public Offering Warrants	—	—	(27,887)
Initial recognition of May 2024 Prefunded Warrants	—	—	(11,157)
Settlement of May 2024 Prefunded Warrant Agreement proceeds	—	—	(22,477)
Initial recognition of 2024 Public Offering over-allotment option	—	—	(4,617)
Initial recognition of security deposits measured at FVTPL	—	1,185	—
Realized gains/losses:
Changes in fair value - Finance income	—	—	4,640
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	—	—
Foreign exchange effects - Finance expense	—	—	(23)
Unrealized gains/losses:
Changes in fair value - Finance income	—	13	100,513
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	12	—
Foreign exchange effects - Finance expense	—	—	(6,711)
June 30, 2024	4,641	1,210	(214,581)

[1] Includes 46,338,225 warrants issued in the 2024 PIPE, and 24,025,208 warrants issued attached to the May 2024 Prefunded Warrants. The warrants in both issues have identical terms and are referred to together as the “2024 PIPE Warrants”.

		Security
		deposits	Warrants and
	Equity	measured at	other derivative
In € thousand	instruments	FVTPL	financial instruments
January 1, 2023	—	—	(24,456)
Initial recognition of May 2023 Warrants	—	—	82,829
Settlement of Initial Funding Amount on May 2023 Warrants	—	—	(91,811)
Realized gains/losses:
Changes in fair value - Finance income	—	—	—
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	—	—
Foreign exchange effects - Finance expense	—	—	—
Unrealized gains/losses:
Changes in fair value - Finance income	—	—	—
Changes in fair value - Finance expense	—	—	(255,292)
Foreign exchange effects - Finance income	—	—	1,493
Foreign exchange effects - Finance expense	—	—	—
June 30, 2023	—	—	287,237